Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000224297 | BYRJ5J1 | Primary Health Properties PLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224297 | BX90C05 | Cellnex Telecom S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224297 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224297 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224297 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224297 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224297 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224297 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224297 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224297 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224297 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224297 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224297 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224297 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224297 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224297 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000224297 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000224297 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224296 | BYRJ5J1 | Primary Health Properties PLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224296 | BX90C05 | Cellnex Telecom S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224296 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224296 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224296 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224296 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224296 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224296 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224296 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224296 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224296 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224296 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224296 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224296 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224296 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224296 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000224296 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000224296 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224295 | BYRJ5J1 | Primary Health Properties PLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224295 | BX90C05 | Cellnex Telecom S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224295 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224295 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224295 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224295 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224295 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224295 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224295 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224295 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224295 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224295 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224295 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224295 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224295 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224295 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000224295 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000224295 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224298 | BYRJ5J1 | Primary Health Properties PLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000224298 | BX90C05 | Cellnex Telecom S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224298 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224298 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224298 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224298 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224298 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224298 | B04V127 | Grainger PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224298 | BG49KP9 | Tritax Big Box REIT PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224298 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224298 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224298 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224298 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224298 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224298 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224298 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000224298 | United States
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000224298 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224305 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224305 | SPYS3262G | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224305 | SPXWP6355_20251001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224305 | SPYS3262I | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224305 | SPYS3262L | SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | SPYS3262K | SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262H | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262J | SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262M | SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPY C670_20251020_S_PER | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224305 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.20%
C000224305 | Index OptionSPXWP6355_20251001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224305 | SPY C665_20251020_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000224305 | SPXWP5970_20251001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224305 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224306 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224306 | SPYS3262G | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224306 | SPXWP6355_20251001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224306 | SPYS3262I | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224306 | SPYS3262L | SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | SPYS3262K | SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262H | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262J | SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262M | SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPY C670_20251020_S_PER | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224306 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.20%
C000224306 | Index OptionSPXWP6355_20251001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224306 | SPY C665_20251020_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000224306 | SPXWP5970_20251001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224306 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224307 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224307 | SPYS3262G | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224307 | SPXWP6355_20251001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224307 | SPYS3262I | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224307 | SPYS3262L | SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | SPYS3262K | SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262H | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262J | SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262M | SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPY C670_20251020_S_PER | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224307 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.20%
C000224307 | Index OptionSPXWP6355_20251001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224307 | SPY C665_20251020_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000224307 | SPXWP5970_20251001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224307 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224308 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224308 | SPYS3262G | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224308 | SPXWP6355_20251001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224308 | SPYS3262I | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224308 | SPYS3262L | SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2026
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | SPYS3262K | SPDR S&P 500 ETF Trust Total Return Swap, 6/22/2026
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262H | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262J | SPDR S&P 500 ETF Trust Total Return Swap, 12/29/2025
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262M | SPDR S&P 500 ETF Trust Total Return Swap, 8/31/2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPY C670_20251020_S_PER | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224308 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.20%
C000224308 | Index OptionSPXWP6355_20251001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.80%
C000224308 | SPY C665_20251020_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000224308 | SPXWP5970_20251001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224308 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000224285 | 2025-11-13,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | 2025-12-16,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | 2025-12-18,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | 2025-12-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224285 | 2025-12-23,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	70.20%
C000224285 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.50%
C000224285 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000224285 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	13.30%
C000224285 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224285 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224285 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224285 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224285 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224285 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224285 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224285 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224285 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224285 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224285 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224285 | CMO
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224285 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000224286 | 2025-11-13,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | 2025-12-16,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | 2025-12-18,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | 2025-12-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224286 | 2025-12-23,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	70.20%
C000224286 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.50%
C000224286 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000224286 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	13.30%
C000224286 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224286 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224286 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224286 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224286 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224286 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224286 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224286 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224286 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224286 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224286 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224286 | CMO
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224286 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000224288 | 2025-11-13,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | 2025-12-16,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | 2025-12-18,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | 2025-12-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224288 | 2025-12-23,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	70.20%
C000224288 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.50%
C000224288 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000224288 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	13.30%
C000224288 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224288 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224288 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224288 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224288 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224288 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224288 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224288 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224288 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224288 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224288 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224288 | CMO
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224288 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000224287 | 2025-11-13,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | 2025-12-16,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | 2025-12-18,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | 2025-12-30,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | 2035-12-25,RBSSP Resecuritization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224287 | 2025-12-23,United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2050-10-12,Morgan Stanley Capital I Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2037-10-07,Soloso CDO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | ABS00255UAA3
Holdings [Line Items]
Percent of Total Investments	70.20%
C000224287 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	16.50%
C000224287 | SovereignP8S090UG9
Holdings [Line Items]
Percent of Total Investments	0.00%
C000224287 | MBS Passthrough31371NQR9
Holdings [Line Items]
Percent of Total Investments	13.30%
C000224287 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224287 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224287 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224287 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224287 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224287 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224287 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224287 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224287 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224287 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224287 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224287 | CMO
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000224287 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000230314 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230314 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230314 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230314 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230314 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230314 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230314 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230314 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230314 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230314 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230314 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230314 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230314 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230314 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230314 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230314 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000230314 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230314 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230314 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230314 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230314 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230314 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000230314 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(32.20%)
C000230311 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230311 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230311 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230311 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230311 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230311 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230311 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230311 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230311 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230311 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230311 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230311 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230311 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230311 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230311 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230311 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000230311 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230311 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230311 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230311 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230311 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230311 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000230311 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(32.20%)
C000230312 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230312 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230312 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230312 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230312 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230312 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230312 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230312 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230312 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230312 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230312 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230312 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230312 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230312 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230312 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230312 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000230312 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230312 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230312 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230312 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230312 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230312 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000230312 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(32.20%)
C000230313 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230313 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230313 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230313 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230313 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230313 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230313 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230313 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230313 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230313 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000230313 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230313 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230313 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000230313 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230313 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230313 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000230313 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230313 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230313 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000230313 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230313 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230313 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000230313 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(32.20%)
C000230318 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230318 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230318 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230318 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230318 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230318 | 680033107 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230318 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230318 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | Financials46817M107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230318 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230318 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000230315 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230315 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230315 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230315 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230315 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230315 | 680033107 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230315 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230315 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | Financials46817M107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230315 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000230316 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230316 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230316 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230316 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230316 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230316 | 680033107 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230316 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230316 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | Financials46817M107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000230317 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230317 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230317 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230317 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230317 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230317 | 680033107 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230317 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230317 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | Financials46817M107
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.30%